                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Brightpoint Capital Advisors, LLC
Address: 1001 Brickell Bay Drive
         27th Floor
         Miami, Florida 33131

Form 13F File Number: 28-12263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard H. Siegel
Title: General Counsel
Phone: 305-379-7272

Signature, Place and Date of Signing:


/s/ RICHARD H. SIEGEL              MIAMI, FLORIDA          November 13, 2009
------------------------------   ------------------   --------------------------
      [Signature)                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      12
Form 13F Information Table Value Total: 119,707 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Brightpoint Capital Partners Master Fund, LP
FORM 13F
                                    30-Sep-09


                                                                                               Voting Authority
                                                                                               ----------------
                                Title of               Value     Shares/   Sh/   Put/  Invstmt  Other
Name of Issuer                   class      CUSIP    (x$1000)    Prn Amt  Prn   Call   Dscretn Managers   Sole  Shared  None
-----------------------------  ---------  ---------  --------    -------- ---   ----   ------- --------  ------ ------- ----
Abercrombie & Fitch Co.        CL A       002896207    19110      581200  SH           Sole              581200
CVS Caremark Corp.             COM        126650100    13020      364300  SH           Sole              364300
Edison Intl                    COM        281020107     6868      204540  SH           Sole              204540
Entergy Corp.                  COM        29364G103     6892       86300  SH           Sole               86300
Exelon Corp.                   COM        30161N101     6774      136522  SH           Sole              136522
First American Corp.           COM        318522307     4221      130400  SH           Sole              130400
Fresh Del Monte Produce Inc.   COM        G36738105     4757      210400  SH           Sole              210400
Lockheed Martin Corp.          COM        539830109     9838      126000  SH           Sole              126000
Microsoft Corp.                COM        594918104    14372      558800  SH           Sole              558800
Petsmart Inc.                  COM        716768106    14203      653000  SH           Sole              653000
Walgreen Co.                   COM        931422109    10177      271600  SH           Sole              271600
Wendy's Arby's Group Inc.      COM        950587105     9384     1984000  SH           Sole             1984000
Information Services Group       W        45675Y112       91      766100  SH           Sole              766100
